Shawn Tang

Paralegal

+1.202.739.5474

shawn.tang@morganlewis.com

September 17, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Series Funds, Inc. (File No. 002-77284)

Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, supplemental risk/return summary information, in interactive data format, for the Company’s International Equity Fund.

Please do not hesitate to contact me at 202.739.5474 should you have any questions.

Very truly yours,

/s/ Shawn Tang
Shawn Tang
Paralegal

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001

EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Penn Series Funds, Inc. (the “Company”), supplemental risk/return summary information, in interactive data format, for the Company’s International Equity Fund.